EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of the computation of basic and diluted net earnings per common share
The table below presents the computation of basic and diluted net earnings per common share:

	Year ended December 31,
	2019	2018	2017
Numerator:
Net income (Loss) attributable to ordinary shares - basic	$12,893	$8,121	$(72,754)

Net income (Loss) - diluted	$12,893	$8,121	$(72,754)

Denominator:
Number of ordinary shares outstanding during the year	25,965,357	25,850,067	25,849,724
Weighted average effect of dilutive securities:
Employee options and restricted share units	392,228	5,158	-

Diluted number of ordinary shares outstanding	26,357,585	25,855,225	25,849,724

Basic net earnings (loss) per ordinary share	0.50	$0.31	$(2.81)

Diluted net earnings (loss) per ordinary share	0.49	$0.31	$(2.81)

Ordinary shares equivalents excluded because their effect would have been anti-dilutive	4,087,559	4,725,618	5,408,206